As filed with the Securities and Exchange Commission on December 17, 2003.

Registrations Nos.

811-08946

333-53040

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 85	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on December 17, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Odyssey individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A

FORM N-4

CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page
2.	Definitions	TERMS USED IN THIS PROSPECTUS
3.	Synopsis	AN OVERVIEW OF PACIFIC ODYSSEY
4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements
5.	General Description of Registrant, Depositor and Portfolio Companies

AN OVERVIEW OF PACIFIC ODYSSEY; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC ODYSSEY; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal
7.	General Description of Variable Annuity Contracts

AN OVERVIEW OF PACIFIC ODYSSEY;
PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND
OTHER PAYOUTS — Choosing Your Annuity Option,
— Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing
of Payments and Transactions; TERMS USED IN THIS PROSPECTUS

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS
9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits
10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ODYSSEY; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers
11.	Redemptions	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers
12.	Taxes	AN OVERVIEW OF PACIFIC ODYSSEY; CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS
13.	Legal Proceedings	Not Applicable
14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Prospectus Heading
15.	Cover Page	Cover Page
16.	Table of Contents	TABLE OF CONTENTS
17.	General Information and History	Not Applicable
18.	Services	Not Applicable
19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs
20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.
21.	Calculation of Performance Data	PERFORMANCE
22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts
23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-001021 filed on April 30, 2003 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-001021 filed on April 30, 2003 and incorporated by reference herein.)

Supplement dated December 17, 2003 to the Prospectus dated May 1, 2003 for Pacific Odyssey, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following information. No other terms of your Contract will change as a result of the transactions described in this supplement as follows:

Reorganizations of Pacific Select Fund Portfolios:

•  Telecommunications Portfolio into Technology Portfolio

•  Global Growth Portfolio into International Large-Cap Portfolio

•  Research Portfolio into Diversified Research Portfolio

On December 31, 2003 (the “reorganization date”), the following transactions (each a “reorganization”, and collectively “the reorganizations”) are scheduled to occur:

•   The assets of Pacific Select Fund Telecommunications Portfolio, the underlying Portfolio for the Telecommunications Variable Investment Option, will be transferred to the Pacific Select Fund Technology Portfolio in exchange for shares of the Technology Portfolio.

•   The assets of the Pacific Select Fund Global Growth Portfolio, the underlying Portfolio for the Global Growth Variable Investment Option, will be transferred to the Pacific Select Fund International Large-Cap Portfolio in exchange for shares of the International Large-Cap Portfolio.

•   The assets of the Pacific Select Fund Research Portfolio, the underlying Portfolio for the Research Variable Investment Option, will be transferred to the Pacific Select Fund Diversified Research Portfolio in exchange for shares of the Diversified Research Portfolio.

Termination of Investment Options:	At the same time that the reorganizations occur, the corresponding Subaccount Units of the:
• Telecommunications • Global Growth • Research

•   Telecommunications Variable Investment Option will automatically be transferred to the Technology Variable Investment Option in exchange for corresponding units of that Investment Option

•   Global Growth Variable Investment Option will automatically be transferred to the International Large-Cap Variable Investment Option account in exchange for corresponding units of that Investment Option

•   Research Variable Investment Option will automatically be transferred to the Diversified Research Variable Investment Option in exchange for corresponding units of that Investment Option.

The Telecommunications Variable Investment Option, Global Growth Variable Investment Option and Research Variable Investment Option will cease to exist.

You need not take any action regarding any reorganization. The transfer of any Accumulation units you hold in the Telecommunications Variable Investment Option, Global Growth Variable Investment Option or Research Variable Investment Option will occur automatically on the reorganization date.

If you do not wish to participate in an Investment Option in which you’ve acquired Accumulation Units as the result of any reorganization, you can transfer among the Investment Options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make.

Outstanding instructions

Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates:

•  the Telecommunications Investment Option, the instruction will be deemed an instruction for the Technology Investment Option

•  the Global Growth Investment Option, the instruction will be deemed an instruction for the International Large-Cap Investment Option

•  the Research Investment Option, the instruction will be deemed an instruction for the Diversified Research Investment Option.

This includes, but is not limited to, instructions for initial and additional Investment allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing, earnings sweep, and dollar cost averaging programs), and partial withdrawals.

Postponement or termination of the transactions

If any reorganization is postponed or terminated, the corresponding transfer of Variable Account assets for that reorganization will also be postponed or terminated. We will notify you if either of these events occur.

The OVERVIEW OF PACIFIC ODYSSEY — Pacific Select Fund Annual Operating Expenses section is replaced (unless the reorganization of the Global Growth Portfolio into the International Large-Cap Portfolio is postponed or terminated).

This table shows the minimum and maximum total operating expenses charged by the Portfolios of Pacific Select Fund that you may pay periodically during the time that you own the contract. This table shows the range (minimum and maximum) of fees and expenses charged by any of the Portfolios, expressed as a percentage of average daily net assets, for the year ended December 31, 2002.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in the Fund’s Prospectus.

	Total Annual Pacific Select Fund Operating Expenses[1]	Minimum	Maximum
	Gross expenses that are deducted from the Fund’s assets, including advisory fees, 12b-1 distribution expenses and other expenses	0.29%	1.31%

[1]   To help limit Fund expenses, Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, 12b-1 distribution expenses, additional costs associated with foreign investing, interest (including commitment fees), taxes, brokerage commissions and other transactional expenses, extraordinary expenses, expenses not incurred in the ordinary course of business, and expenses of counsel or other persons or services retained by the Fund’s independent trustees) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to the extent such expenses fall below the 0.10% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after April 30, 2004.

    Gross expenses include an adjustment for a reduction in advisory fees, but do not include a deduction for any reimbursement of advisory fees, recaptured 12b-1 distribution expenses or offsets for custodian credits.

2

The OVERVIEW OF PACIFIC ODYSSEY — Examples section is replaced.

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include Contract transaction expenses, the maximum periodic Contract expenses (including the optional combination of Riders whose cumulative expenses totaled more than any other optional combination), Separate Account annual expenses, and Portfolio fees and expenses for the year ended December 31, 2002. Premium taxes and/or any other taxes may also be applicable.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

• If you surrendered annuitized, or left the money in your Contract:

	Maximum
	1 Year*	3 Years*	5 Years*	10 Years*
	$259	$798	$1,363	$2,898

	Minimum
	1 Year*	3 Years*	5 Years*	10 Years*
	$70	$221	$384	$858

*   In calculating the examples above, we used the maximum and minimum gross operating expenses of all the Portfolios as shown in the Fees And Expenses Paid By The Fund section of the Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in this Prospectus, and see the Fund’s Prospectus.

The International Large Cap Portfolio will have a new manager.	Effective January 1, 2004, MFS Investment Management will be the portfolio manager of the International Large-Cap Portfolio.
APPENDIX A — STATE LAW VARIATIONS is amended.

Effective December 31, 2003, the Right To Cancel (“Free Look”) section is amended to include the following:

For residents of the state of Arizona over the age of 65, the Free Look period is a 30-day period beginning on the day you receive your Contract.

3

PART II

Part C:   OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

Part A: NONE

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2002 which are incorporated by reference from the Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2002 and 2001, and for the three year period ending December 31, 2002, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]
	(b)	Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]
	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable
3.	(a)	Distribution Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company) and Pacific Select Distributors, Inc. (“PSD”) (formerly Pacific Equities Network)[1]
	(b)	Form of Selling Agreement between Pacific Life Insurance Company (formerly Pacific Mutual Life Insurance Company), PSD and Various Broker-Dealers[1]
4.	(a)	(1) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13200)[1]
(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-17800)[8]
	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]
	(c)	403(b) Tax-Sheltered Annuity Rider [4]
	(d)	Form of Section 457 Plan Rider (Form No. R95-457)[1]
	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[5]
	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[5]
	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[5]
	(h)	Qualified Retirement Plan Rider [4]
	(i)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[1]
	(j)	(1) Premier Death Benefit Rider (Form No. 20-13600)[1]
(2) Premier Death Benefit Rider (Form No. 20-18000)[5]
	(k)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[7]
	(l)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[3]
	(m)	Form of Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[6]
	(n)	(1) Income Access Rider (Form No. 20-19808)[6]
	(o)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[9]
5.	(a)	(1) Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-13200)[1]
(2) Form of Application Form for Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 25-17810)[8]
	(b)	Form of Variable Annuity PAC APP[1]
	(c)	Form of Application/Confirmation Form[1]
	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]
	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600)[3]
	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[6]
	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[6]
6.	(a)	Pacific Life’s Articles of Incorporation[1]
	(b)	By-laws of Pacific Life[1]
7.	Not applicable
8.	(a)	Fund Participation Agreement[2]
	(b)	Addendum to Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[2]
	(c)	Addendum to Fund Participation Agreement (to add nine new Portfolios)[2]
	(d)	Addendum to Fund Participation Agreement (to add the Equity Income and Research Portfolios) [4]
9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[7]
11.	Not applicable
12.	Not applicable
13.	Pacific Odyssey—Performance Calculations[7]
14.	Not applicable
15.	Powers of Attorney[4]
16.	Not applicable

[1]	Included in Registrant’s Registration Statement, File No. 333-53040, Accession No. 0001017062-00-002612 filed on December 29, 2001 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, File No. 333-53040, Accession No. 0001017062-01-500230 filed on May 7, 2000, and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 333-53040, Accession No. 0000898430-01-503122 filed on October 25, 2001, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-02-002152 filed on December 19, 2002, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-000461 filed on March 18, 2003, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001017062-03-001021 filed on April 30, 2003 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-014157 filed on June 27, 2003 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, File No. 333-53040, Accession No. 0001193125-03-043302 filed on August 28, 2003 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President and Controller
Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.    Number of Contractholders

approximately	12	Qualified
	107	Non Qualified

Item 28.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 17th day of December, 2003.

SEPARATE ACCOUNT A (Registrant)
By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 17, 2003

Glenn S. Schafer*	Director and President	December 17, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 17, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 17, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 17, 2003

Edward R. Byrd*	Vice President and Controller	December 17, 2003

Brian D. Klemens*	Vice President and Treasurer	December 17, 2003

Gerald W. Robinson*	Executive Vice President	December 17, 2003

*By:	/s/ DAVID R. CARMICHAEL	December 17, 2003
David R. Carmichael as attorney-in-fact

(Powers Of Attorney are contained in Post-Effective Amendment No. 2 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-53040, Accession No. 0001017062-02-000784 filed on April 30, 2002, as Exhibit 15.)